Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Sep. 30, 2025
Cybersecurity Risk Management, Strategy, and Governance [Abstract]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]	The Company’s executive officers oversee the strategic processes to safeguard data and comply with relevant regulations and have overall responsibility for evaluating cybersecurity risks, as well as related policies and risks in connection with the Company’s supply chain, suppliers and other service providers. The Company does not currently engage any assessors, consultants, auditors, or other third parties in connection with any such processes, given the size and scale of the Company, the resources available to it, the anticipated expenditures, and the risks it faces in terms of cybersecurity. The Company’s executive officers are responsible for overseeing and periodically reviewing and identifying risks from material cybersecurity threats associated with its use of any third-party service provider. These processes include regular risk assessments and the implementation of necessary controls to mitigate potential vulnerabilities.

Since the start of its latest completed fiscal year and up to the date of this Annual Report, the Company is not aware of any material risks from cybersecurity threats, including as a result of any previous cybersecurity incidents, that have materially affected or are reasonably likely to materially affect the registrant, including its business strategy, results of operations, or financial condition. The Company acknowledges the evolving nature of cybersecurity threats and continues to assess its exposure to such risks on an ongoing basis.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	Company’s executive officers oversee the strategic processes to safeguard data and comply with relevant regulations and have overall responsibility for evaluating cybersecurity risks, as well as related policies and risks in connection with the Company’s supply chain, suppliers and other service providers
Cybersecurity Risk Management Third Party Engaged [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]	In addition, the Company’s board of directors is collectively responsible for oversight of risks from cybersecurity threats. The Company’s executive officers have limited experience in the area of cybersecurity, but where necessary in the view of the Company’s executive officers, the Company will consult with external advisers to manage and remediate any cybersecurity incidents. For material cybersecurity incidents, the Company’s executive officers will promptly inform, update, and seek the instructions of the board.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	The Company’s executive officers have limited experience in the area of cybersecurity, but where necessary in the view of the Company’s executive officers, the Company will consult with external advisers to manage and remediate any cybersecurity incidents.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	For material cybersecurity incidents, the Company’s executive officers will promptly inform, update, and seek the instructions of the board.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true